Tax Assets (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Tax Assets
Corporate income tax (IRPJ)	[1]	R$ 2,141	R$ 5,203
Social contribution (CSLL)	[1]	450	513
Federal VAT (PIS/COFINS)	[2]	23,147	29,022
Others		2,320	948
Total tax assets		28,058	35,686
Current		28,058	35,579
Non-current		R$ 0	R$ 107

[1]	Income tax and social contribution - the balance is composed by amounts withheld and advances of corporate income tax and social contribution carried out in the previous years.
[2]	As a result of a taxes restructuring in 2021, there was a change in the tax classification in part of services provided, consequently, the Company has started collecting contributions to PIS and COFINS (Federal VAT) on a noncumulative basis under the rates of 1.65% and 7.6%, respectively. On a non-cumulative basis, the Company became eligible to PIS and COFINS tax credits on SMS cost invoices issued by the operator.